Summary of Valuation of Fund's Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	$ 1,520,753	$ 19,060,665
Total Liabilities Measured at Fair Value	176,689	243,000
Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	299,598	372,011
Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	176,689	243,000
Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	314,602	923,781
Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	906,553	114,873
U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	1,221,155	1,038,654
Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	314,602	923,781
Level 1 | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	906,553	114,873
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	299,598	18,022,011
Total Liabilities Measured at Fair Value	176,689	243,000
Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	299,598	372,011
Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	176,689	243,000
Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000
SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	522,700	8,821,399
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	89,246	129,634
SERIES A | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	123,836	349,440
SERIES A | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	309,618	42,325
SERIES A | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000
SERIES A | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	433,454	391,765
SERIES A | Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	123,836	349,440
SERIES A | Level 1 | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	309,618	42,325
SERIES A | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	89,246	8,429,634
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	89,246	129,634
SERIES A | Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000
SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	998,053	10,239,266
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	210,352	242,377
SERIES B | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	190,766	574,341
SERIES B | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	596,935	72,548
SERIES B | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		9,350,000
SERIES B | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	787,801	646,889
SERIES B | Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	190,766	574,341
SERIES B | Level 1 | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	596,935	72,548
SERIES B | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	210,352	9,592,377
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	210,352	242,377
SERIES B | Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		$ 9,350,000